Tax (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Income Tax Expense
The components of income before income tax expense for the years ended March 31, 2026, 2025 and 2024 was follows:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Income before tax:
United Kingdom	$612.0	$671.7	$601.6
Foreign Other	48.4	45.8	55.1

Total	$660.4	$717.5	$656.7

Schedule of Income Tax Expense
The income tax expense for the years ended March 31, 2026, 2025 and 2024 consisted of the following:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Current:
United Kingdom	$138.3	$145.8	$93.4
Foreign Other	20.7	21.9	18.6

Total	$159.0	$167.7	$112.0
Deferred:
United Kingdom	0.6	(0.7)	40.7
Foreign Other	2.1	0.2	2.5

Total	$2.7	$(0.5)	$43.2

Tax (benefit)/expense	$161.7	$167.2	$155.2

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate for the years ended March 31, 2026, 2025 and 2024 was 24.49%, 23.30% and 23.62%, respectively.

	Year ended March 31,
	2026		2025		2024
	(In million)%		(In million)%		(In million)%
Income before tax	660.4		$717.5		$656.7
UK income tax effect	$165.1	25.00%	$179.4	25.00%	$164.2	25.00%
Foreign tax effects	7.2	1.09%	11.9	1.66%	4.6	0.70%
Effect of changes in tax laws or rates enacted in the current period	—	0.00%	0.4	0.06%	(0.3)	(0.05)%
Changes in valuation allowances	1.6	0.24%	(5.0)	(0.70)%	—	0.00%
Nontaxable or nondeductible items	(11.4)	(1.71)%	(16.1)	(2.24)%	(15.1)	(2.30)%
Changes in unrecognized tax benefits	—	0.00%	—	0.00%	4.0	0.61%
Other	(0.8)	(0.13)%	(3.4)	(0.48)%	(2.2)	(0.34)%
Reported income tax (benefit)/expense	$161.7	24.49%	$167.2	23.30%	$155.2	23.62%
Effective tax rate		24.49%		23.30%		23.62%

Schedule of Deferred Tax Assets and Liabilities	Significant deferred tax assets and liabilities consist of the following:

	Year ended March 31,
	2026	2025
	(In million)	(In million)
Deferred tax assets:
Property, plant and equipment	$—	$1.1
Share-based compensation	42.1	42.6
Intangibles	—	—
Provisions	11.2	8.4
Net operating loss and tax credit carryforwards	7.5	5.5
Other	3.2	1.4

Total deferred tax assets	$64.0	$59.0

Valuation allowance	(6.6)	(5.0)

Net deferred tax assets	$57.4	$54.0

Deferred tax liabilities:
Intangibles	(0.1)	(0.2)
Property, plant and equipment	(2.6)	—

Other	(5.5)	(5.2)

Net deferred tax assets	$49.2	$48.6

Summary of Deferred Tax Assets Expire	Such deferred tax assets expire as follows:

Deferred tax asset
(In million)
April 1, 2026 to March 31, 2030	$0.6
April 1, 2031 to March 31, 2035	0.1
No expiration	0.2

Total	$0.9

Schedule of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Beginning unrecognized tax benefits/(expenses)	$1.1	$1.1	$1.0
Increases related to prior year tax positions	—	—	0.1
Decreases related to prior year tax positions	(0.6)	—	—

Ending unrecognized tax benefits/(expenses)	$0.5	$1.1	$1.1

Schedule of Income Tax Paid By Individual Jurisdiction
Income taxes paid, net of refunds are shown in the following table:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
United Kingdom	$142.6	$169.5	$78.3
Brazil*	—	—	8.6

Other jurisdictions	19.9	14.9	6.2

Total taxes paid, net of refunds	$162.5	$184.4	$93.1

*
In the years ended 31 March 2025 and 2026, net tax payments made in Brazil did not represent more than 5% of the total net tax payments, therefore Brazil is included in ‘Other jurisdictions’ in those years.